Document And Entity Information	6 Months Ended
Jun. 30, 2023
Document Information Line Items
Entity Registrant Name	BRENMILLER ENERGY LTD.
Document Type	F-1/A
Amendment Flag	true
Amendment Description	Amendment No. 2
Entity Central Index Key	0001901215
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	Puglisi & Associates 850 Library Ave.
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Entity Address, Postal Zip Code	19711
City Area Code	(302)
Local Phone Number	738-6680
Entity Address, State or Province	DE
Business Contact
Document Information Line Items
Contact Personnel Name	Avraham Brenmiller
Entity Address, Address Line One	13 Amal St. 4th Floor
Entity Address, Address Line Two	Park Afek
Entity Address, City or Town	Rosh Haayin
Entity Address, Postal Zip Code	4809249
Entity Address, Country	IL
City Area Code	972-77-693-5140
Local Phone Number	972-77-693-5140